Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Investment Funds
Entity Central Index Key	0000932101
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class A
Trading Symbol	PNRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam U.S. Research Fund (Previously known as Putnam Research Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.86%
[1],[2]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Net Assets	$ 675,933,478
Holdings Count | $ / shares	140
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$675,933,478
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition[1] (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class C
Trading Symbol	PRACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam U.S. Research Fund (Previously known as Putnam Research Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$86	1.61%
[4],[5]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.61%
Net Assets	$ 675,933,478
Holdings Count | $ / shares	140
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$675,933,478
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition[1] (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class R
Trading Symbol	PRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam U.S. Research Fund (Previously known as Putnam Research Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$59	1.11%
[7],[8]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%
Net Assets	$ 675,933,478
Holdings Count | $ / shares	140
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$675,933,478
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition[1] (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class R6
Trading Symbol	PLJMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam U.S. Research Fund (Previously known as Putnam Research Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.49%
[10],[11]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 675,933,478
Holdings Count | $ / shares	140
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$675,933,478
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class Y
Trading Symbol	PURYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam U.S. Research Fund (Previously known as Putnam Research Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$26	0.48%
[13],[14]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 675,933,478
Holdings Count | $ / shares	140
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$675,933,478
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
1	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
1	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
1	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.